Prepayments, net	6 Months Ended
Jun. 30, 2026
Prepayments Net
Prepayments, net
5.	Prepayments, net
  Prepayments consist of the following:
	As of June 30,	As of December 31,
	2026	2025
	USD	USD

Advance to suppliers	102,988	1,326,916
Total	102,988	1,326,916